Share-based compensation - Schedule of number of share options outstanding (Details)	9 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 options $ / shares	Sep. 30, 2024 $ / shares $ / shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 options $ / shares
Schedule Of Number Of Share Options Outstanding Abstract
Number of options, Outstanding Beginning	42,456				37,856
Weighted average exercise price, Outstanding Beginning (in Dollars per share)		$ 6.97				$ 101.59
Number of options, Granted	155,692				54,308
Weighted average exercise price, Granted (in Dollars per share)		18.6				26.24
Number of options, Exercised	(37,192)		(37,192)		(1,446)		(1,446)
Weighted average exercise price, Exercised (in Dollars per share)		5.53				97.5
Number of options, Cancelled					(47,358)
Weighted average exercise price, Cancelled (in Dollars per share)				$ 95.84
Number of options, Expired					(904)
Weighted average exercise price, Expired (in Dollars per share)						352.83
Number of options, Outstanding Ending	160,956				42,456
Weighted average exercise price, Outstanding Ending (in Dollars per share)		$ 18.87				$ 6.97
Number of options,Exercisable	160,956	160,956	160,956	34,123	34,123	34,123	34,123
Weighted average exercise price, Exercisable (in Dollars per share)	$ 18.87	$ 18.87	$ 18.87	$ 7.3	$ 7.3	$ 7.3	$ 7.3